THE ALGER FUNDS
360 Park Avenue South
New York, New York 10010

December 28, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attn: John Ganley

Re:          The Alger Funds (File Nos.: 811-1355, 33-4959)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Funds (the “Trust”), on or about December 28, 2017 we plan to file with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 101 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).  The Amendment will relate to the Post-Effective Amendment to the Registration Statement filed with the SEC on October 3, 2017 that was designated Post-Effective Amendment No. 100 (the “October 3 Filing”).  The October 3 Filing was made pursuant to Rule 485(a)(1) under the Securities Act for the principal purpose of establishing Alger 25 Fund (the “Fund”) as a new series of the Trust, offering a new share class, Class P.

The Amendment will be filed in order to (i) reflect the comments of the staff (the “Staff”) of the SEC on the October 3 Filing, as discussed below, (ii) file certain exhibits (iii) make certain other non-material revisions.

Comments were provided on the October 3 Filing by telephone to Tina Payne, and the undersigned by John Ganley of the Staff on December 22, 2017. For the convenience of the Staff, comments have been restated below in their entirety, and the Trust’s response follows each comment. Capitalized terms used but not defined herein have the meanings assigned to them in the October 3 Filing.

Upon review of the responses by the Staff, we are respectfully requesting that the Fund be declared effective on December 28, 2017 as noted in the Amendment.

1.                                      Staff Comment: The Staff stated that it believes that a change to the “Index” as defined in the description of the fulcrum fee would be a material change to the advisory contract and would require a shareholder vote, and so our description of the fee should not allow us to change the Index without a shareholder vote.

Response: We agree and we have removed the provisions that would allow us to change the Index without a shareholder vote.

2.                                      Staff Comment:  The Staff stated that Form N-1A mandates that, where there is a waiver or expense reimbursement, the expense table should include a line disclosing the Total Annual Fund Operating Expenses before the waiver.

Response: In conformity with Form N-1A and the Staff’s comment, we have added the line Total Annual Fund Operating Expenses to the expense table.

3.                                      Staff Comment: The Staff stated that the concentration policy, as presented in the correspondence filed on December 20, 2017, was not permissible, in that it was overly broad and subjective.

Response: In conformity with Form N-1A and the Staff’s comment, we have removed the concentration policy, and revised the relevant portion of the Principal Investment Strategy section as follows:

Under normal circumstances, the Fund invests in a 25-stock portfolio of equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes are undergoing Positive Dynamic Change. Equity securities include common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Fund invests primarily in companies whose securities are traded on domestic exchanges. The Fund focuses its investments in technology companies benefiting from technological improvements, advancements or developments. Technology companies are those companies that, in the opinion of Fred Alger Management, Inc., use technology extensively to improve their business processes, applications and opportunities or seek to grow through technological developments and innovations.

Additionally, we have made a corresponding change to the relevant paragraph of the Investment Restrictions section of the Statement of Additional Information, which will now read as follows:

Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, except that this limitation will not be applicable to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

4.                                      Staff Comment: The staff asked whether investing in the healthcare sector was a principal investment strategy, and should be disclosed as such with corresponding risks.

Response: Currently, investing in the healthcare sector will not be a principal investment strategy of the Fund.

We hope the Staff finds that this letter and the revisions included in the Amendment are responsive to the Staff’s comments.  Should members of the Staff have any questions or comments regarding the Amendment, please contact me at 212.806.8806 or cullman@alger.com.  We would be happy to incorporate any additional comments before we file the Amendment.

Very truly yours,

/s/ Christopher Ullman
Christopher Ullman

cc:	Gary Granik, Esq.
Lauren Connolly, Esq.
Hal Liebes, Esq.
Tina Payne, Esq.